FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial assets
The following table presents the changes in the balance of financial assets and liabilities classified as Level 3 for the periods ended June 30, 2021:

	Three Months Ended		Six Months Ended
AS AT AND FOR THE PERIODS ENDED JUN. 30, 2021 (MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Balance, beginning of period	$2,390	$1,994	$2,369	$2,104
Fair value changes in net income	77	32	114	2
Fair value changes in other comprehensive income[1]	76	46	(13)	19
Additions, net of disposals	(286)	—	(213)	(53)
Balance, end of period	$2,257	$2,072	$2,257	$2,072
1.Includes foreign currency translation.

Disclosure of financial liabilities
The following table presents the changes in the balance of financial assets and liabilities classified as Level 3 for the periods ended June 30, 2021:

	Three Months Ended		Six Months Ended
AS AT AND FOR THE PERIODS ENDED JUN. 30, 2021 (MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Balance, beginning of period	$2,390	$1,994	$2,369	$2,104
Fair value changes in net income	77	32	114	2
Fair value changes in other comprehensive income[1]	76	46	(13)	19
Additions, net of disposals	(286)	—	(213)	(53)
Balance, end of period	$2,257	$2,072	$2,257	$2,072
1.Includes foreign currency translation.

Disclosure of fair value of financial instruments [text block]
The following table lists the company’s financial instruments by their respective classification as at June 30, 2021 and December 31, 2020:

	2021		2020
AS AT JUN. 30, 2021 AND DEC. 31, 2020 (MILLIONS)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$10,459	$10,459	$9,933	$9,933
Other financial assets
Government bonds	2,308	2,308	2,651	2,651
Corporate bonds	3,179	3,179	3,599	3,599
Fixed income securities and other	2,527	2,527	2,270	2,270
Common shares and warrants	8,442	8,442	6,514	6,514
Loans and notes receivable	2,560	2,560	2,696	2,696
	19,016	19,016	17,730	17,730
Accounts receivable and other	13,793	13,793	13,672	13,672
	$43,268	$43,268	$41,335	$41,335
Financial liabilities
Corporate borrowings	$9,145	$10,180	$9,077	$10,540
Non-recourse borrowings of managed entities
Property-specific borrowings	134,215	136,488	128,556	131,099
Subsidiary borrowings	8,911	9,292	10,768	11,085
	143,126	145,780	139,324	142,184
Accounts payable and other	42,235	42,235	41,117	41,117
Subsidiary equity obligations	3,478	3,478	3,699	3,699
	$197,984	$201,673	$193,217	$197,540

Carrying and fair values of financial assets
The following table presents our investment properties measured at fair value:

AS AT JUN. 30, 2021 (MILLIONS)
Core office
United States	$15,326
Canada	4,907
Australia	2,800
Europe	2,873
Brazil	380
Core retail	20,037
LP investments and other
LP investments office	9,095
LP investments retail	2,238
Mixed-use	3,042
Multifamily	2,018
Triple net lease	3,704
Student housing	3,225
Manufactured housing	3,453
Directly held real estate properties	25,941
Other investment properties	1,971
$101,010

Carrying and fair values of financial liabilities
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2021			2020
AS AT JUN. 30, 2021 AND DEC. 31, 2020 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$175	$2,133	$—	$7	$2,644	$—
Corporate bonds	516	2,042	402	192	2,764	286
Fixed income securities and other	753	1,212	562	867	912	491
Common shares and warrants	6,516	742	1,184	4,548	577	1,389
Loans and notes receivables	—	—	20	—	42	68
Accounts receivable and other	49	1,803	89	50	1,581	135
	$8,009	$7,932	$2,257	$5,664	$8,520	$2,369
Financial liabilities
Accounts payable and other	$179	$5,076	$689	$75	$5,090	$724
Subsidiary equity obligations	—	86	1,383	—	77	1,380
	$179	$5,162	$2,072	$75	$5,167	$2,104

Description of valuation techniques used in fair value measurement, assets
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Jun. 30, 2021	Valuation Techniques and Key Inputs
Derivative assets/Derivative liabilities (accounts receivable/accounts payable)	$ 1,803 / (5,076)	Foreign currency forward contracts – discounted cash flow model – forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at credit adjusted rate

Interest rate contracts – discounted cash flow model – forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

		Energy derivatives – quoted market prices, or in their absence internal valuation models, corroborated with observable market data
Other financial assets	6,129	Valuation models based on observable market data
Redeemable fund units (subsidiary equity obligations)	(86)	Aggregated market prices of underlying investments

Schedule of significant unobservable inputs used and change in balance of financial assets
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Jun. 30, 2021	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Fixed income securities and other	$562	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Corporate bonds	402	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Common shares and warrants	1,184	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
		Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
Limited-life funds (subsidiary equity obligations)	(1,383)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
			• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value
			• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	89 / (689)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
The following table summarizes the key valuation metrics of the company’s investment properties:

AS AT JUN. 30, 2021	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)
Core office
United States	6.9%	5.6%	12
Canada	5.9%	5.2%	10
Australia	6.6%	5.7%	10
Europe	4.6%	3.8%	10
Brazil	7.6%	7.0%	10
Core retail	7.0%	5.3%	10
LP investments and other
LP investments office	9.6%	7.1%	7
LP investments retail	8.6%	7.0%	10
Mixed-use	7.2%	5.1%	10
Multifamily[1]	4.7%	n/a	n/a
Triple net lease[1]	6.2%	n/a	n/a
Student housing[1]	4.9%	n/a	n/a
Manufactured housing[1]	4.6%	n/a	n/a
Directly held real estate properties[2]	7.9%	6.2%	9
Other investment properties[1,3]	5.0 – 8.7%	n/a	n/a
1.Multifamily, triple net lease, student housing, manufactured housing and other investment properties are valued using the direct capitalization method. The rates presented as the discount rate represent the overall implied capitalization rate. The terminal capitalization rate and the investment horizon are not applicable.
2.We use either the discounted cash flow or the direct capitalization method when valuing our directly held real estate properties. The rates presented as the discount rate represent the overall implied capitalization rates for investment properties that are valued using the direct capitalization approach.
3.Other investment properties include investment properties held in our Infrastructure and Residential Development segments.

Schedule of significant unobservable inputs used and change in balance of financial liabilities
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Jun. 30, 2021	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Fixed income securities and other	$562	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Corporate bonds	402	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Common shares and warrants	1,184	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
		Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
Limited-life funds (subsidiary equity obligations)	(1,383)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
			• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value
			• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	89 / (689)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value